Contingencies (Details)			1 Months Ended			12 Months Ended
	Aug. 06, 2020 USD ($)	Aug. 06, 2020 CNY (¥)	Apr. 30, 2021 USD ($)	Jan. 27, 2021	Nov. 30, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Contingencies (Details) [Line Items]
Compensate plaintiff amount	$ 71,000	¥ 500,000
Other expenses | ¥							¥ 0.5
Payment for the contract | $			$ 2
Gain from litigation						$ 16,000,000	106,000,000
Business Acquisition [Member]
Contingencies (Details) [Line Items]
Litigation settlement description					the Company brought a claim against one of the Company’s customers and the ultimate beneficial owner of the mining machines (collectively, the “defendants”) in connection with a sale of 80,000 mining machines for an amount of RMB403 million (approximately $58 million) pursuant to a sales contract and a supplementary contract, alleging that the defendants only paid RMB13 million (approximately $2 million) of the total balance and seeking full payment of the outstanding RMB282 million (approximately $40 million) balance plus interest and hold both defendants jointly and severally liable. In August 2021, an agreement was reached between the Company and defendants following a mediation by the court, pursuant to which the defendants agree to pay a total of RMB272 million to the Company. When the sales contract was entered into in 2018, no associated revenue was recognized as the Company concluded the collection of the consideration was not probable. The Company has received RMB106 million (approximately $16 million) from the settlement during the year ended December 31, 2021 and such receipt was recorded as revenue in the consolidated statements of operations and comprehensive income (loss) because the contract has been terminated which leaves the Company no remaining obligations to transfer products and the receipt of consideration is nonrefundable.
High Court of the Hong Kong Special Administrative Region [Member]
Contingencies (Details) [Line Items]
Civil action filed, description				At current stage, the management of the Company, together with the trial counsel of this case, believe it is probable that the appeal might not be successful, and in turn, the Company might become liable for up to RMB0.5 million compensation pursuant to the judgment from the first trial.
Wangjing Technology Co., Ltd [Member]
Contingencies (Details) [Line Items]
Economic losses and reasonable rights						$ 431,000	¥ 3,000,000